Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	NOTE 10:- ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2022	2021

Government authorities	$15,297	$7,010
Accrued expenses and other liabilities	19,409	26,038

	$34,706	$33,048